Loans and financing - Maturity profile of non-current liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	R$ 226,199	R$ 168,937
2021
Disclosure of detailed information about borrowings [line items]
Non-current liabilities		39,216
2022
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	43,804	24,474
2023
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	36,479	21,043
2024
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	36,479	21,043
2025
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	36,479	21,043
2026
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	36,479	21,043
2027
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	R$ 36,479	R$ 21,075